Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity is an integral part of risk management at Sportradar. Our Board and management appreciate the evolving nature of threats presented by cybersecurity incidents and is committed to the prevention, timely detection, and mitigation of the effect any such incidents may have on the Company.

Our Board, through its Audit Committee, is integrally involved in the Company’s cybersecurity program, which is integrated with our enterprise risk management processes. We recognize the importance of ensuring the ongoing safety and security of our data, systems and technology and we have made efforts to embed a strong compliance culture across the business. For instance, securing such information and honoring our privacy obligations are core employee expectations, as highlighted in our Code of Business Conduct and Ethics.

To effectively address information security risks, we have a dedicated information security team to assess, monitor and maintain our assets, and respond to any cybersecurity incidents. We have not experienced any cybersecurity incidents that materially affected the Company. However, cybersecurity threats and other technological risks involving our systems have materially affected our business strategy and our processes for assessing, identifying, and managing material risks from cybersecurity threats. In an effort to mitigate the risks presented by cybersecurity threats, including lessons learned from previous cybersecurity incidents, we have invested and we expect to continue to invest significant resources to maintain and enhance our information security and controls and to investigate and remediate any security vulnerabilities.

As discussed under “Part I—Item 1A. Risk Factors,” specifically the risks titled “Our inability to protect our systems and data from continually evolving cybersecurity risks, security breaches or other technological risks could affect our reputation among our clients, consumers, and regulators, and may expose us to liability,” the sophistication of cybersecurity threats continues to increase, and the preventative actions we take to reduce the risk of cybersecurity incidents and protect our systems and information may be insufficient. Accordingly, no matter how well designed or implemented our controls are, we will not be able to anticipate all cybersecurity security incidents, and we may not be able to implement effective preventive measures against such cybersecurity incidents in a timely manner.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our Board, through its Audit Committee, is integrally involved in the Company’s cybersecurity program, which is integrated with our enterprise risk management processes. We recognize the importance of ensuring the ongoing safety and security of our data, systems and technology and we have made efforts to embed a strong compliance culture across the business. For instance, securing such information and honoring our privacy obligations are core employee expectations, as highlighted in our Code of Business Conduct and Ethics.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Regular Board & Audit Committee Updates

Our directors are regularly updated on our cybersecurity program and cybersecurity matters, including receiving presentations and reports on cybersecurity risks, which address a wide range of topics including recent developments, evolving standards, vulnerability assessments, third-party and independent reviews, the threat environment, technological trends and information security considerations.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	our Security Officer and our team monitor the prevention, detection, mitigation and remediation of cybersecurity threats and incidents and report such threats and incidents to the Audit Committee when appropriate.As part of our ISO 27001 certification, we are audited annually to ensure our information security management system is performing as intended. The results of such assessments, audits and reviews are reported to the Audit Committee as appropriate

Our directors are regularly updated on our cybersecurity program and cybersecurity matters, including receiving presentations and reports on cybersecurity risks, which address a wide range of topics including recent developments, evolving standards, vulnerability assessments, third-party and independent reviews, the threat environment, technological trends and information security considerations.

Cybersecurity Risk Role of Management [Text Block]

Collaborative Approach

The Company has implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner. Our incident response plan is informed by our risk management framework which includes comprehensive and frequent materiality of impact assessments.

Led by our SVP, Information Security Officer (“Security Officer”), in coordination with our senior leaders, including our Chief Executive Officer, Chief Technology and AI Officer, Executive Vice President of Engineering, and Chief Legal Officer, and key leaders from the business and Enterprise Risk, our team works collaboratively to implement a program designed to comply with industry standards, including compliance with ISO 27001, and to protect the Company’s information systems from cybersecurity threats and promptly respond to any cybersecurity incidents in accordance with the Company’s incident response and recovery plans. To facilitate the success of the Company’s cybersecurity risk management program, multidisciplinary teams throughout the Company are deployed to address cybersecurity threats and to respond to cybersecurity incidents. Through ongoing communications with these teams, our Security Officer and our team monitor the prevention, detection, mitigation and remediation of cybersecurity threats and incidents and report such threats and incidents to the Audit Committee when appropriate.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Information Security Officer (“Security Officer”)
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Experience

Our Security Officer has served in various roles in information technology and information security for approximately 20 years, including serving as a Group CISO and Infrastructure Director at a large multinational corporation. Our Security Officer holds undergraduate and graduate degrees in relevant fields and has attained the professional certification of (i) ISO 27001 Lead Implementer - Information Security Certification and (ii) Certified Information Security Manager. The Company’s Chief Executive Officer, Chief Technology and AI Officer, Executive Vice President of Engineering, Chief Information Officer and Chief Legal Officer each hold undergraduate and graduate degrees in their respective fields, and each have over 25 years of experience managing risks at the Company and at similar companies, including risks arising from cybersecurity threats. In addition, our VP, Information Security Engineering and Operations, has significant experience managing security risks and building and deploying robust security controls at multiple companies.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Through ongoing communications with these teams, our Security Officer and our team monitor the prevention, detection, mitigation and remediation of cybersecurity threats and incidents and report such threats and incidents to the Audit Committee when appropriate.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true